Related Parties (Details) $ / shares in Units, ₨ in Millions			1 Months Ended				9 Months Ended		12 Months Ended
	Sep. 17, 2015 $ / shares	Jan. 01, 2011 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 30, 2014 $ / shares	Dec. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2012 $ / shares shares	Dec. 31, 2016 INR (₨) shares	Apr. 30, 2016 USD ($)	Jul. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 shares
Related Party Transaction [Line Items]
Number of shares available to be called by warrants (in shares) | shares			2,144,123				2,144,123		2,144,123			2,144,123		833,334
Warrant exercise price (in dollars per share) | $ / shares			$ 0.75						$ 0.75					$ 0.75
Warrants, grants in period (in shares) | shares							1,547,760		18,437,046	2,444,069
Interest paid, net of amounts capitalized							$ 320,364	$ 1,006,998	$ 1,752,324	$ 2,579,757
Call Option Value | $ / shares	$ 0.25			$ 0.25
Warrants outstanding (in shares) | shares			21,732,272				16,863,242		21,732,272	8,728,526		16,863,242				6,284,457
Exercised (in shares) | shares							6,157,589		0	0
Promissory Note Issued and Included in Asset Purchase Agreement [Member]
Related Party Transaction [Line Items]
Long term debt, face value													$ 727,285
Promissory Note Issued and Included in Asset Purchase Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Long term debt, face value													727,285
Subordinated notes payable [Member]
Related Party Transaction [Line Items]
Notes, interest rate (percent)			12.00%				12.00%		12.00%			12.00%
Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares							59,709					59,709
Notes Payable, Other Payables [Member] | Promissory Note Issued and Included in Asset Purchase Agreement [Member]
Related Party Transaction [Line Items]
Long term debt, face value													$ 720,084
Notes, interest rate (percent)													12.00%
Notes Payable, Other Payables [Member] | First Promissory Note Issued As Part Of Purchase Price Adjustment Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Long term debt, face value													$ 720,084
Notes, interest rate (percent)													12.00%
ART Support Services [Member]
Related Party Transaction [Line Items]
Short-term loan			$ 208,181				$ 189,845		$ 208,181	$ 181,856
Cagan McAfee Capital Partners [Member]
Related Party Transaction [Line Items]
Monthly payment		$ 14,500
Related party, interest rate									12.00%
Director compensation and interest			711,805				761,805		$ 711,805	535,630
Amounts due related to expired management advisory agreement			$ 711,805				761,805		$ 711,805	535,630
Director [Member]
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares						500,000
Director [Member] | CRA Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Call Option Value | $ / shares					$ 2.00
Director [Member] | Promissory Note Issued and Included in Asset Purchase Agreement [Member]
Related Party Transaction [Line Items]
Long term debt, face value													$ 727,285
Director [Member] | First Promissory Note Issued As Part Of Purchase Price Adjustment Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Long term debt, face value													$ 720,084
Notes, interest rate (percent)													12.00%
Director [Member] | Advisory Agreement With Laird Cagan [Member]
Related Party Transaction [Line Items]
Warrants outstanding (in shares) | shares			1,000,000						1,000,000
Exercised (in shares) | shares			2,500,000
Director [Member] | Advisory Agreement With Laird Cagan [Member] | Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expense			$ 314,623
Director [Member] | Warrants Issued To Cagan Capital, LLC, Two Thousand Eleven [Member]
Related Party Transaction [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 1.00
Director [Member] | Warrants Issued With Extension Of Cagan Capital Subordinated Notes [Member]
Related Party Transaction [Line Items]
Warrants, grants in period (in shares) | shares											71,233
Director [Member] | Additional Warrants Issued To Cagan Capital, LLC, Two Thousand Twelve [Member]
Related Party Transaction [Line Items]
Warrant exercise price (in dollars per share) | $ / shares											$ 2.00
Director [Member] | Warrants Issued to Mr. Cagan, Two Thousand Fourteen [Member]
Related Party Transaction [Line Items]
Number of shares available to be called by warrants (in shares) | shares															175,000
Warrant exercise price (in dollars per share) | $ / shares															$ 0.01
Director [Member] | Subordinated notes payable [Member]
Related Party Transaction [Line Items]
Long term debt, face value						$ 1,000,000	$ 1,000,000
Related party interest rate (percent)						12.00%	0.00%
Interest paid, net of amounts capitalized									$ 120,000	110,000
Director [Member] | Secured Debt [Member] | CRA Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Long term debt, face value															$ 1,000,000
Interest paid, net of amounts capitalized									82,450	119,837
Notes, interest rate (percent)															12.00%
Principal repayment									68,665	$ 32,833
Director [Member] | Notes Payable, Other Payables [Member] | First Promissory Note Issued As Part Of Purchase Price Adjustment Agreement [Member]
Related Party Transaction [Line Items]
Notes, interest rate (percent)													12.00%
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Long term debt, face value			$ 450,000						$ 450,000
Notes, interest rate (percent)			15.30%				15.30%		15.30%			15.30%
Principal and interest past due classified as Related party payables			$ 295,415				$ 133,374		$ 295,415
Happy Cellular Services [Member]
Related Party Transaction [Line Items]
Refundable deposit							$ 294,400					₨ 20.0